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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—96.6%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	82,955	$26,546
AEROSPACE & DEFENSE—4.3%
Honeywell International, Inc.	813,894	94,680,289
Lockheed Martin Corp.	43,213	10,921,222
TransDigm Group, Inc.*	10,400	2,907,008
		108,508,519
AIRLINES—0.7%
Delta Air Lines, Inc.	34,900	1,352,375
Southwest Airlines Co.	343,000	12,694,430
Spirit Airlines, Inc.*	66,661	2,849,758
		16,896,563
ALTERNATIVE CARRIERS—0.7%
Level 3 Communications, Inc.*	161,688	8,181,413
Zayo Group Holdings, Inc.*	370,700	10,490,810
		18,672,223
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Hanesbrands, Inc.	301,000	8,024,660
PVH Corp.	90,100	9,105,506
Under Armour, Inc., Cl. A*	118,200	4,664,172
		21,794,338
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	104,900	8,572,428
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	228,389	22,350,148
salesforce.com, Inc.*	384,753	31,472,795
		53,822,943
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	371,644	25,204,896
WABCO Holdings, Inc.*	60,900	6,106,443
		31,311,339
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	26,200	6,151,498
BIOTECHNOLOGY—5.2%
ACADIA Pharmaceuticals, Inc.*	229,700	8,508,088
Alexion Pharmaceuticals, Inc.*	59,400	7,638,840
Biogen, Inc.*	81,165	23,532,169
BioMarin Pharmaceutical, Inc.*	205,670	20,447,711
Celgene Corp.*	272,356	30,555,620
Gilead Sciences, Inc.	161,060	12,799,438
Incyte Corp.*	68,302	6,161,523
Vertex Pharmaceuticals, Inc.*	230,891	22,396,427
		132,039,816
BREWERS—1.6%
Molson Coors Brewing Co., Cl. B	396,078	40,463,328
BROADCASTING—1.5%
CBS Corp., Cl. B	707,400	36,940,428
BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	76,070	4,812,949

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CABLE & SATELLITE—2.1%
Comcast Corporation, Cl. A	785,781	$52,843,772
COMMUNICATIONS EQUIPMENT—0.5%
Palo Alto Networks, Inc.*	100,750	13,187,167
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Sabre Corp.	307,800	8,972,370
Visa, Inc., Cl. A	1,031,606	80,516,848
		89,489,218
DRUG RETAIL—0.5%
CVS Caremark Corp.	144,121	13,362,899
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Eaton Corp., PLC.	123,700	7,843,817
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	134,900	12,177,423
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Monsanto Co.	46,200	4,932,774
FOOD DISTRIBUTORS—0.2%
US Foods Holding Corp.*	226,800	5,479,488
GENERAL MERCHANDISE STORES—0.8%
Dollar General Corp.	112,192	10,629,070
Dollar Tree, Inc.*	101,955	9,817,247
		20,446,317
HEALTH CARE EQUIPMENT—3.5%
Boston Scientific Corp.*	559,100	13,574,948
DexCom, Inc.*	213,000	19,644,990
Edwards Lifesciences Corp.*	192,600	22,056,552
Medtronic PLC.	186,500	16,342,995
STERIS PLC.	151,684	10,761,980
Stryker Corp.	52,300	6,081,444
		88,462,909
HEALTH CARE FACILITIES—1.7%
Amsurg Corp.*	184,000	13,801,840
HCA Holdings, Inc.*	206,708	15,943,388
Universal Health Services, Inc., Cl. B	99,900	12,940,047
		42,685,275
HOME ENTERTAINMENT SOFTWARE—1.4%
Activision Blizzard, Inc.	316,300	12,702,608
Electronic Arts, Inc.*	287,900	21,972,528
		34,675,136
HOME IMPROVEMENT RETAIL—1.4%
Lowe's Companies, Inc.	32,800	2,698,784
The Home Depot, Inc.	241,665	33,407,770
		36,106,554
HOTELS RESORTS & CRUISE LINES—0.6%
Norwegian Cruise Line Holdings Ltd.*	348,900	14,863,140
Royal Caribbean Cruises Ltd.	16,800	1,216,992
		16,080,132
HOUSEWARES & SPECIALTIES—1.3%
Newell Brands, Inc.	643,604	33,763,466

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	104,600	$17,491,212
INDUSTRIAL CONGLOMERATES—0.5%
3M Co.	15,300	2,728,908
General Electric Co.	320,375	9,976,477
		12,705,385
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	87,059	13,008,356
INTEGRATED OIL & GAS—0.3%
TOTAL SA#	133,400	6,416,540
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
AT&T, Inc.	349,900	15,147,171
Verizon Communications, Inc.	168,900	9,358,749
		24,505,920
INTERNET RETAIL—5.1%
Amazon.com, Inc.*	167,204	126,876,067
NetFlix, Inc.*	14,563	1,328,874
		128,204,941
INTERNET SOFTWARE & SERVICES—14.9%
Alibaba Group Holding Ltd.#*	211,700	17,461,016
Alphabet, Inc., Cl. C*	245,191	188,500,389
comScore, Inc.*	234,430	6,083,458
Facebook, Inc., Cl. A*	940,967	116,623,450
LinkedIn Corp., Cl. A*	45,737	8,814,892
Match Group, Inc.*	235,900	3,715,425
Palantir Technologies, Inc., Cl. A*,@	153,282	1,686,102
Stamps.com, Inc.*	97,100	7,360,665
Yahoo! Inc.*	729,187	27,847,652
		378,093,049
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	461,734	13,265,618
The Goldman Sachs Group, Inc.	26,300	4,176,703
		17,442,321
LEISURE PRODUCTS—0.5%
Coach, Inc.	298,000	12,846,780
LIFE SCIENCES TOOLS & SERVICES—1.9%
Thermo Fisher Scientific, Inc.	309,307	49,130,324
MANAGED HEALTH CARE—2.9%
Aetna, Inc.	36,443	4,198,598
Centene Corp.*	138,700	9,785,285
Humana, Inc.	18,900	3,261,195
UnitedHealth Group, Inc.	394,495	56,491,684
		73,736,762
MOVIES & ENTERTAINMENT—0.2%
Time Warner, Inc.	55,448	4,250,089
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	224,300	9,792,938
Weatherford International PLC.*	557,000	3,163,760
		12,956,698

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Anadarko Petroleum Corp.	151,900	$8,283,107
EOG Resources, Inc.	115,700	9,452,690
Pioneer Natural Resources Co.	51,800	8,421,126
		26,156,923
PACKAGED FOODS & MEATS—0.4%
The Kraft Heinz Co.	54,700	4,725,533
The WhiteWave Foods Co.*	106,400	5,904,136
		10,629,669
PHARMACEUTICALS—5.3%
Allergan PLC.*	309,622	78,318,885
Bristol-Myers Squibb Co.	579,160	43,326,959
Eli Lilly & Co.	159,600	13,229,244
		134,875,088
RAILROADS—0.3%
Union Pacific Corp.	78,426	7,297,539
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	152,300	12,988,144
RESTAURANTS—0.6%
McDonald's Corp.	23,707	2,789,128
Starbucks Corp.	204,635	11,879,062
		14,668,190
SECURITY & ALARM SERVICES—0.5%
Tyco International PLC.	263,258	11,996,667
SEMICONDUCTOR EQUIPMENT—0.7%
ASML Holding NV#	150,800	16,530,696
SEMICONDUCTORS—3.7%
Broadcom Ltd.	327,456	53,041,323
Microsemi Corp.*	256,300	9,995,700
NXP Semiconductors NV*	283,067	23,803,104
Skyworks Solutions, Inc.	107,451	7,093,915
		93,934,042
SOFT DRINKS—2.0%
Monster Beverage Corp.*	25,400	4,080,002
PepsiCo, Inc.	418,192	45,549,473
		49,629,475
SPECIALIZED CONSUMER SERVICES—0.5%
ServiceMaster Global Holdings, Inc.*	322,800	12,211,524
SPECIALIZED FINANCE—0.2%
S&P Global, Inc.	45,764	5,592,361
SPECIALTY CHEMICALS—0.3%
The Sherwin-Williams Co.	23,300	6,983,709
SPECIALTY STORES—0.4%
Signet Jewelers Ltd.	112,981	9,932,160
SYSTEMS SOFTWARE—5.5%
Fortinet, Inc.*	35,300	1,224,557
Microsoft Corp.	1,959,088	111,041,108
Red Hat, Inc.*	81,200	6,113,548

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
ServiceNow, Inc.*	277,566	$20,795,245
		139,174,458
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Apple, Inc.	1,138,630	118,656,632
Western Digital Corp.	112,000	5,321,120
		123,977,752
TOBACCO—1.9%
Altria Group, Inc.	359,706	24,352,096
Philip Morris International, Inc.	225,900	22,648,734
		47,000,830
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	540,278	19,552,661
TOTAL COMMON STOCKS
(Cost $2,127,575,324)		2,445,469,530
PREFERRED STOCKS—0.4%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	715,332	228,906
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	527,986
		756,892
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	625,130	6,876,430
Palantir Technologies, Inc., Cl. D*,@	81,445	895,895
		7,772,325
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	76,682	2,534,340
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		11,063,557
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	644,852	17,307,828
(Cost $20,919,406)		17,307,828
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	483,960	14,039,680
SPECIALIZED—0.5%
Crown Castle International Corp.	125,100	12,138,453
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $24,805,255)		26,178,133
Total Investments
(Cost $2,182,011,497)(b)	98.7%	2,500,019,048
Other Assets in Excess of Liabilities	1.3%	32,227,491
NET ASSETS	100.0%	$2,532,246,539

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$2,227,481,156, amounted to $272,537,892 which consisted of aggregate gross unrealized appreciation of $349,653,758 and aggregate gross unrealized depreciation of $77,115,866.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$24,057	0.00%	$26,546	0.00%
Choicestream, Inc., Cl. A	12/17/13	572,038	0.03%	228,906	0.01%
Choicestream, Inc., Cl. B	07/10/14	989,973	0.05%	527,986	0.02%
Intarcia Therapeutics, Inc.	03/27/14	2,483,730	0.14%	2,534,340	0.10%
Palantir Technologies, Inc., Cl. A	10/07/14	997,406	0.05%	1,686,102	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	4,128,004	0.22%	6,876,430	0.27%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	895,895	0.04%
Total				$12,776,205	0.51%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—98.6%	SHARES	VALUE
AUSTRALIA—1.1%
DIVERSIFIED BANKS—1.1%
Westpac Banking Corp.	92,300	$2,183,747
(Cost $2,022,839)
BELGIUM—0.9%
DIVERSIFIED BANKS—0.9%
KBC Group NV*	33,900	1,762,330
(Cost $1,562,407)
BRAZIL—1.5%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.4%
BR Malls Participacoes SA*	162,970	706,762
INDEPENDENT POWER AND RENEWABLE ENERGY—0.7%
AES Tiete Energia SA	244,800	1,298,734
MULTI-LINE INSURANCE—0.4%
BB Seguridade Participacoes SA	96,600	898,050
TOTAL BRAZIL
(Cost $2,519,441)		2,903,546
CANADA—5.8%
FOOD RETAIL—1.5%
Alimentation Couche-Tard, Inc.	65,000	2,938,953
GOLD—0.6%
Goldcorp, Inc.	63,500	1,134,736
INTEGRATED OIL & GAS—2.7%
Cenovus Energy, Inc.	201,100	2,878,909
Suncor Energy, Inc.	84,500	2,274,390
		5,153,299
MULTI-UTILITIES—1.0%
Canadian Utilities Ltd.	64,400	1,982,487
TOTAL CANADA
(Cost $11,115,608)		11,209,475
CHINA—7.2%
CONSTRUCTION & ENGINEERING—0.4%
China State Construction International Holdings Ltd.	519,000	695,541
DIVERSIFIED BANKS—0.6%
China Construction Bank Corp.	1,672,000	1,124,465
HEALTH CARE FACILITIES—1.1%
Phoenix Healthcare Group Co., Ltd.	1,474,200	2,187,389
INDUSTRIAL CONGLOMERATES—0.5%
China Everbright International Ltd.	908,800	984,196
INTERNET SOFTWARE & SERVICES—4.1%
Alibaba Group Holding Ltd.#*	59,600	4,915,808
Tencent Holdings Ltd.	127,500	3,079,464
		7,995,272
REAL ESTATE DEVELOPMENT—0.5%
China Overseas Land & Investment Ltd.	270,400	891,916
TOTAL CHINA
(Cost $12,820,359)		13,878,779

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DENMARK—1.0%
PHARMACEUTICALS—1.0%
Novo Nordisk A/S, Cl. B	35,000	$1,990,305
(Cost $1,987,636)
FRANCE—6.4%
AEROSPACE & DEFENSE—0.9%
Safran SA	24,200	1,645,172
AUTO PARTS & EQUIPMENT—1.2%
Valeo SA	42,800	2,195,885
BIOTECHNOLOGY—0.5%
DBV Technologies SA#*	12,100	418,660
Innate Pharma SA*	48,350	577,824
		996,484
DIVERSIFIED BANKS—1.1%
BNP Paribas SA	43,900	2,177,823
INTEGRATED OIL & GAS—2.7%
TOTAL SA	110,000	5,290,793
TOTAL FRANCE
(Cost $12,465,215)		12,306,157
GERMANY—9.0%
APPLICATION SOFTWARE—1.1%
SAP SE	24,800	2,170,775
AUTO PARTS & EQUIPMENT—0.6%
Continental AG	5,100	1,069,654
AUTOMOBILE MANUFACTURERS—1.9%
Bayerische Motoren Werke AG	31,946	2,752,845
Daimler AG	14,500	985,857
		3,738,702
HEALTH CARE SERVICES—1.6%
Fresenius Medical Care AG & Co.	32,800	2,996,135
INDUSTRIAL CONGLOMERATES—1.4%
Siemens AG	24,900	2,703,048
INTEGRATED TELECOMMUNICATION SERVICES—1.9%
Deutsche Telekom AG	218,600	3,719,280
MULTI-LINE INSURANCE—0.5%
Allianz SE	7,000	1,003,082
TOTAL GERMANY
(Cost $17,892,327)		17,400,676
HONG KONG—1.8%
HOUSEHOLD APPLIANCES—0.7%
Techtronic Industries Co., Ltd.	300,000	1,270,396
LIFE & HEALTH INSURANCE—1.1%
AIA Group Ltd.	340,904	2,123,515
TOTAL HONG KONG
(Cost $3,027,263)		3,393,911
INDIA—2.4%
DIVERSIFIED BANKS—1.7%
HDFC Bank Ltd.	149,900	3,266,129

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
PHARMACEUTICALS—0.7%
Aurobindo Pharma Ltd.	120,700	$1,435,853
TOTAL INDIA
(Cost $3,088,094)		4,701,982
INDONESIA—1.1%
AUTOMOBILE MANUFACTURERS—0.5%
Astra International Tbk PT	1,800,000	1,065,799
DIVERSIFIED BANKS—0.6%
Bank Rakyat Indonesia Persero Tbk., PT	1,217,000	1,074,952
TOTAL INDONESIA
(Cost $1,982,459)		2,140,751
IRELAND—0.5%
CONSTRUCTION MATERIALS—0.5%
CRH PLC.	32,700	995,103
(Cost $954,323)
ISRAEL—0.7%
PHARMACEUTICALS—0.7%
Teva Pharmaceutical Industries Ltd.#	25,900	1,385,650
(Cost $1,631,129)
ITALY—1.0%
GAS UTILITIES—1.0%
Snam SpA*	319,900	1,851,930
(Cost $1,826,280)
JAPAN—17.3%
AUTOMOBILE MANUFACTURERS—1.1%
Toyota Motor Corp.	37,400	2,095,498
BREWERS—1.1%
Asahi Group Holdings Ltd.	62,200	2,111,315
COMMODITY CHEMICALS—1.3%
Toray Industries, Inc.	273,706	2,493,189
CONSTRUCTION & ENGINEERING—0.9%
Obayashi Corp.	72,300	790,650
Taisei Corp.	100,000	899,238
		1,689,888
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Komatsu Ltd.	70,000	1,360,090
DIVERSIFIED BANKS—1.9%
Mitsubishi UFJ Financial Group, Inc.	721,400	3,646,699
DIVERSIFIED CHEMICALS—0.5%
Daicel Corp.	90,000	1,009,196
DIVERSIFIED REAL ESTATE ACTIVITIES—2.1%
Mitsubishi Estate Co., Ltd.	70,000	1,301,703
Mitsui Fudosan Co., Ltd.	128,300	2,776,874
		4,078,577
ELECTRONIC COMPONENTS—1.8%
Alps Electric Co., Ltd.	83,200	1,852,959
Murata Manufacturing Co., Ltd.	13,000	1,587,166
		3,440,125

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
JAPAN—(CONT.)
HOMEBUILDING—1.2%
Haseko Corp.	218,400	$2,294,908
INDUSTRIAL MACHINERY—0.6%
DMG Mori Co., Ltd.*	108,100	1,122,329
INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Nippon Telegraph & Telephone Corp.	47,000	2,233,210
RAILROADS—0.8%
East Japan Railway Co.	17,650	1,618,871
TOBACCO—1.0%
Japan Tobacco, Inc.	49,500	1,930,297
WIRELESS TELECOMMUNICATION SERVICES—1.2%
KDDI Corp.	77,200	2,368,814
TOTAL JAPAN
(Cost $34,419,664)		33,493,006
LUXEMBOURG—0.3%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.3%
Grand City Properties SA	29,000	645,502
(Cost $586,251)
MEXICO—0.4%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.4%
Corp Inmobiliaria Vesta SAB de CV	609,030	874,759
(Cost $1,261,007)
NETHERLANDS—6.3%
DIVERSIFIED BANKS—0.9%
ING Groep NV	156,700	1,752,063
FOOD RETAIL—1.0%
Koninklijke Ahold Delhaize NV	84,075	2,007,402
PERSONAL PRODUCTS—1.4%
Unilever NV	56,300	2,608,293
SEMICONDUCTOR EQUIPMENT—1.7%
ASML Holding NV#	30,057	3,294,848
SEMICONDUCTORS—1.3%
NXP Semiconductors NV*	30,300	2,547,927
TOTAL NETHERLANDS
(Cost $11,527,502)		12,210,533
NORWAY—0.4%
DIVERSIFIED BANKS—0.4%
DNB ASA*	62,400	689,107
(Cost $804,172)
PANAMA—1.0%
HOTELS RESORTS & CRUISE LINES—1.0%
Carnival PLC.	40,900	1,968,422
(Cost $1,997,417)
SOUTH AFRICA—0.8%
PHARMACEUTICALS—0.8%
Aspen Pharmacare Holdings Ltd.	58,000	1,566,404
(Cost $1,094,605)

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—1.7%
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
SFA Engineering Corp.*	20,300	$1,102,321
SEMICONDUCTORS—1.2%
Samsung Electronics Co., Ltd.	1,650	2,285,266
TOTAL SOUTH KOREA
(Cost $2,941,494)		3,387,587
SPAIN—1.8%
ELECTRIC UTILITIES—1.8%
Iberdrola SA*	354,404	2,435,302
Red Electrica Corp SA	49,200	1,127,016
		3,562,318
(Cost $3,396,695)
SWEDEN—1.1%
BUILDING PRODUCTS—0.9%
Assa Abloy AB, Cl. B	80,800	1,771,685
INDUSTRIAL MACHINERY—0.2%
Arcam AB*	15,000	291,628
TOTAL SWEDEN
(Cost $2,125,866)		2,063,313
SWITZERLAND—6.3%
DIVERSIFIED CAPITAL MARKETS—0.5%
UBS Group AG	71,900	988,010
IT CONSULTING & OTHER SERVICES—0.9%
Luxoft Holding, Inc.*	28,400	1,673,328
PACKAGED FOODS & MEATS—2.8%
Nestle SA	67,000	5,366,672
PHARMACEUTICALS—1.3%
Novartis AG	30,600	2,537,015
PROPERTY & CASUALTY INSURANCE—0.8%
Chubb Ltd.	12,700	1,590,802
TOTAL SWITZERLAND
(Cost $12,271,997)		12,155,827
TAIWAN—2.9%
ELECTRONIC COMPONENTS—0.9%
Largan Precision Co., Ltd.*	16,400	1,768,895
SEMICONDUCTORS—1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.*	514,100	2,786,084
TEXTILES—0.5%
Eclat Textile Co., Ltd.*	90,000	1,012,122
TOTAL TAIWAN
(Cost $4,482,538)		5,567,101
UNITED KINGDOM—11.5%
DISTILLERS & VINTNERS—0.5%
Diageo PLC	34,200	980,614
HOUSEHOLD PRODUCTS—1.2%
Reckitt Benckiser Group PLC.	24,262	2,353,781
INTEGRATED OIL & GAS—2.8%
BP PLC.	406,100	2,298,874

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED KINGDOM—(CONT.)
INTEGRATED OIL & GAS—(CONT.)
Royal Dutch Shell PLC., Cl. B	113,832	$3,029,502
		5,328,376
MULTI-UTILITIES—0.7%
National Grid PLC.	98,700	1,416,044
PHARMACEUTICALS—2.9%
GlaxoSmithKline PLC.	88,300	1,973,124
Shire PLC.	55,600	3,593,933
		5,567,057
TOBACCO—2.7%
British American Tobacco PLC.	36,511	2,331,630
Imperial Brands PLC.*	54,500	2,873,613
		5,205,243
TRADING COMPANIES & DISTRIBUTORS—0.7%
Ashtead Group PLC.	91,600	1,450,604
TOTAL UNITED KINGDOM
(Cost $21,383,304)		22,301,719
UNITED STATES—6.4%
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.	35,900	2,434,738
HEALTH CARE EQUIPMENT—1.0%
Medtronic PLC.	22,500	1,971,675
PHARMACEUTICALS—2.8%
Allergan PLC.*	21,700	5,489,015
SEMICONDUCTORS—1.3%
Broadcom Ltd.	14,900	2,413,502
TOTAL UNITED STATES
(Cost $11,865,952)		12,308,930
TOTAL COMMON STOCKS
(Cost $185,053,844)		190,898,870
Total Investments
(Cost $185,053,844)(a)	98.6%	190,898,870
Other Assets in Excess of Liabilities	1.4%	2,713,554
NET ASSETS	100.0%	$193,612,424

* Non-income producing security.
# American Depositary Receipts.
(a) At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $186,296,361, amounted to $4,602,509 which consisted of aggregate gross unrealized appreciation of $18,444,365 and aggregate gross unrealized depreciation of $13,841,856.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—89.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
Hexcel Corp.	32,200	$1,390,074
TransDigm Group, Inc.*	8,200	2,292,064
		3,682,138
AIRLINES—0.9%
Southwest Airlines Co.	40,600	1,502,606
ALTERNATIVE CARRIERS—0.9%
Zayo Group Holdings, Inc.*	55,000	1,556,500
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Hanesbrands, Inc.	54,400	1,450,304
Michael Kors Holdings Ltd.*	15,000	775,800
PVH Corp.	14,200	1,435,052
Under Armour, Inc., Cl. A*	20,400	804,984
Under Armour, Inc., Cl. C*	14,502	517,722
		4,983,862
APPAREL RETAIL—2.1%
Burlington Stores, Inc.*	18,400	1,407,784
Ross Stores, Inc.	34,400	2,126,952
		3,534,736
APPLICATION SOFTWARE—0.7%
Guidewire Software, Inc.*	4,700	288,909
Mobileye NV*	5,000	239,550
Talend SA#*	8,700	221,850
Ultimate Software Group, Inc.*	1,900	397,290
		1,147,599
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
WisdomTree Investments, Inc.	47,000	467,180
AUTO PARTS & EQUIPMENT—1.8%
Delphi Automotive PLC.	24,350	1,651,417
WABCO Holdings, Inc.*	13,800	1,383,726
		3,035,143
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	1,200	281,748
AUTOMOTIVE RETAIL—1.2%
O'Reilly Automotive, Inc.*	6,800	1,976,284
BIOTECHNOLOGY—3.9%
ARIAD Pharmaceuticals, Inc.*	28,200	268,182
BioMarin Pharmaceutical, Inc.*	10,500	1,043,910
Bluebird Bio, Inc.*	6,100	348,798
Incyte Corp.*	11,700	1,055,457
Medivation, Inc.*	11,400	729,486
Portola Pharmaceuticals, Inc.*	15,700	407,572
TESARO, Inc.*	8,100	755,244
Ultragenyx Pharmaceutical, Inc.*	5,400	341,712
United Therapeutics Corp.*	5,300	641,353
Vertex Pharmaceuticals, Inc.*	8,700	843,900
		6,435,614
BROADCASTING—0.7%
CBS Corp., Cl. B	20,700	1,080,954

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—2.1%
Allegion PLC.	26,200	$1,896,618
Fortune Brands Home & Security, Inc.	25,300	1,600,731
		3,497,349
CASINOS & GAMING—0.6%
Red Rock Resorts, Inc., Cl. A*	45,400	1,044,654
COMMUNICATIONS EQUIPMENT—2.0%
F5 Networks, Inc.*	10,922	1,347,993
Palo Alto Networks, Inc.*	14,800	1,937,172
		3,285,165
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.9%
Wabtec Corp.	20,700	1,417,950
DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Alliance Data Systems Corp.*	1,900	440,078
Euronet Worldwide, Inc.*	9,100	693,966
Fiserv, Inc.*	19,900	2,196,164
MAXIMUS, Inc.	21,600	1,272,672
Sabre Corp.	44,500	1,297,175
Vantiv, Inc., CL. A*	10,700	586,039
WNS Holdings Ltd.#*	62,200	1,745,954
		8,232,048
DISTILLERS & VINTNERS—0.4%
Constellation Brands Inc., Cl. A	3,800	625,594
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Acuity Brands, Inc.	1,600	419,888
ELECTRONIC COMPONENTS—0.4%
Dolby Laboratories Inc., Cl. A	11,600	583,596
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Stericycle, Inc.*	16,100	1,453,347
FOOD DISTRIBUTORS—1.1%
Performance Food Group Co.*	67,500	1,852,200
GENERAL MERCHANDISE STORES—2.5%
Dollar General Corp.	21,800	2,065,332
Dollar Tree, Inc.*	22,400	2,156,896
		4,222,228
HEALTH CARE EQUIPMENT—5.5%
ABIOMED, Inc.*	15,400	1,816,738
DexCom, Inc.*	29,700	2,739,231
Edwards Lifesciences Corp.*	20,000	2,290,400
IDEXX Laboratories, Inc.*	17,000	1,594,430
Insulet Corp.*	8,200	290,198
Masimo Corp.*	8,000	423,760
		9,154,757
HEALTH CARE FACILITIES—3.4%
Acadia Healthcare Co., Inc.*	20,400	1,152,600
Amsurg Corp.*	16,300	1,222,663
Universal Health Services, Inc., Cl. B	13,000	1,683,890

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
VCA Antech, Inc.*	22,700	$1,619,418
		5,678,571
HEALTH CARE SERVICES—0.3%
Diplomat Pharmacy, Inc.*	14,400	517,392
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc.*	24,600	1,877,472
HOTELS RESORTS & CRUISE LINES—4.0%
Carnival Corp.	42,900	2,004,288
Diamond Resorts International, Inc.*	27,000	814,860
Norwegian Cruise Line Holdings Ltd.*	45,400	1,934,040
Royal Caribbean Cruises Ltd.	26,900	1,948,636
		6,701,824
HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	17,900	1,758,496
HOUSEWARES & SPECIALTIES—2.4%
Newell Brands, Inc.	76,267	4,000,967
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	8,200	1,225,244
INDUSTRIAL MACHINERY—0.5%
Colfax Corp.*	30,600	898,416
INTERNET SOFTWARE & SERVICES—1.9%
comScore, Inc.*	30,800	799,260
Cornerstone OnDemand, Inc.*	11,000	475,090
LinkedIn Corp., Cl. A*	4,400	848,012
Palantir Technologies, Inc., Cl. A*,@	16,376	180,136
Q2 Holdings, Inc.*	8,100	240,408
Stamps.com, Inc.*	8,600	651,923
		3,194,829
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	32,600	989,736
IT CONSULTING & OTHER SERVICES—1.0%
EPAM Systems, Inc.*	5,800	407,392
InterXion Holding NV*	34,800	1,318,224
		1,725,616
LEISURE PRODUCTS—0.9%
Coach, Inc.	33,200	1,431,252
LIFE SCIENCES TOOLS & SERVICES—0.5%
Charles River Laboratories International, Inc.*	7,800	685,854
Patheon NV*	6,700	173,262
		859,116
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	18,700	1,321,529
OIL & GAS DRILLING—0.2%
Patterson-UTI Energy, Inc.	19,600	380,044
OIL & GAS EQUIPMENT & SERVICES—0.1%
Weatherford International PLC.*	37,500	213,000
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp.	8,500	325,380

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Newfield Exploration Co.*	5,000	$216,500
Pioneer Natural Resources Co.	4,200	682,794
		1,224,674
PACKAGED FOODS & MEATS—2.7%
ConAgra Foods, Inc.	5,700	266,532
Mead Johnson Nutrition Co., Cl. A	5,900	526,280
Pinnacle Foods, Inc.	17,900	898,759
The WhiteWave Foods Co.*	29,300	1,625,857
TreeHouse Foods, Inc.*	11,900	1,227,961
		4,545,389
PHARMACEUTICALS—0.9%
Aerie Pharmaceuticals, Inc.*	18,600	322,710
Akorn, Inc.*	8,400	287,532
Jazz Pharmaceuticals PLC.*	2,800	422,716
Pacira Pharmaceuticals, Inc.*	12,200	442,250
		1,475,208
REGIONAL BANKS—1.1%
Citizens Financial Group, Inc.	31,700	707,861
Signature Bank*	8,800	1,058,112
		1,765,973
RESEARCH & CONSULTING SERVICES—1.5%
Verisk Analytics, Inc., Cl. A*	29,700	2,532,816
SECURITY & ALARM SERVICES—0.9%
Tyco International PLC.	33,600	1,531,152
SEMICONDUCTOR EQUIPMENT—0.6%
Lam Research Corp.	11,000	987,470
SEMICONDUCTORS—4.7%
Broadcom Ltd.	17,000	2,753,660
Cavium Networks, Inc.*	15,200	709,384
Microsemi Corp.*	26,200	1,021,800
NXP Semiconductors NV*	15,300	1,286,577
Skyworks Solutions, Inc.	31,500	2,079,630
		7,851,051
SOFT DRINKS—0.5%
Monster Beverage Corp.*	4,700	754,961
SPECIALIZED CONSUMER SERVICES—1.2%
ServiceMaster Global Holdings, Inc.*	52,200	1,974,726
SPECIALIZED FINANCE—2.7%
IntercontinentalExchange Group, Inc.	2,500	660,500
MarketAxess Holdings, Inc.	4,300	695,138
Moody's Corp.	4,000	424,040
MSCI, Inc.	8,000	688,320
S&P Global, Inc.	16,400	2,004,080
		4,472,078
SPECIALTY CHEMICALS—3.5%
Axalta Coating Systems Ltd.*	24,600	702,330
Balchem Corp.	17,400	1,111,338
Celanese Corp.	16,900	1,071,798

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—(CONT.)
PPG Industries, Inc.	14,200	$1,486,882
The Sherwin-Williams Co.	4,700	1,408,731
		5,781,079
SPECIALTY STORES—2.1%
Signet Jewelers Ltd.	4,500	395,595
The Michaels Cos, Inc.*	25,900	682,724
Tractor Supply Co.	13,500	1,237,275
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,200	1,097,082
		3,412,676
SYSTEMS SOFTWARE—4.2%
Fortinet, Inc.*	40,200	1,394,538
Proofpoint, Inc.*	14,300	1,084,941
Red Hat, Inc.*	8,300	624,907
ServiceNow, Inc.*	37,000	2,772,040
TubeMogul, Inc.*	96,400	1,080,644
		6,957,070
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.3%
Western Digital Corp.	11,200	532,112
TRADING COMPANIES & DISTRIBUTORS—1.6%
HD Supply Holdings, Inc.*	61,700	2,232,923
SiteOne Landscape Supply, Inc.*	10,700	415,588
		2,648,511
TRUCKING—0.7%
Old Dominion Freight Line, Inc.*	17,600	1,226,016
TOTAL COMMON STOCKS
(Cost $136,373,705)		147,919,606
PREFERRED STOCKS—1.5%	SHARES	VALUE
BIOTECHNOLOGY—1.0%
Prosetta Biosciences, Inc.*,@,(a)	219,610	992,637
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	653,400
		1,646,037
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	66,787	734,657
Palantir Technologies, Inc., Cl. D*,@	8,701	95,711
		830,368
TOTAL PREFERRED STOCKS
(Cost $2,979,689)		2,476,405
REAL ESTATE INVESTMENT TRUST—4.0%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	21,800	752,100
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	30,800	893,508
SPECIALIZED—3.0%
Crown Castle International Corp.	15,500	1,503,965
CyrusOne, Inc.	37,700	2,066,714

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
Lamar Advertising Co., Cl. A	19,600	$1,330,056
		4,900,735
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $6,457,114)		6,546,343
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	314,956	358,483
(Cost $314,956)		358,483
Total Investments
(Cost $146,125,464)(b)	94.7%	157,300,837
Other Assets in Excess of Liabilities	5.3%	8,874,408
NET ASSETS	100.0%	$166,175,245

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$146,302,481, amounted to $10,998,356 which consisted of aggregate gross unrealized appreciation of $19,207,560 and aggregate gross unrealized depreciation of $8,209,204.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
JS Kred SPV I, LLC.	06/26/15	$314,956	0.15%	$358,483	0.22%
Palantir Technologies, Inc., Cl. A	10/07/14	106,558	0.05%	180,136	0.11%
Palantir Technologies, Inc., Cl. B	10/07/14	441,024	0.22%	734,657	0.44%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	95,711	0.06%
Prosetta Biosciences, Inc.	02/06/15	988,245	0.50%	992,637	0.60%
Tolero Pharmaceuticals, Inc.	08/01/14	1,003,888	0.45%	439,353	0.26%
Tolero Pharmaceuticals, Inc.	10/31/14	489,082	0.23%	214,047	0.13%
Total				$3,015,024	1.82%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—94.0%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Hexcel Corp.	21,550	$930,314
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Ralph Lauren Corp.	28,600	2,805,374
APPAREL RETAIL—1.3%
Burlington Stores, Inc.*	38,700	2,960,937
APPLICATION SOFTWARE—8.3%
Blackbaud, Inc.	56,950	3,807,107
Ellie Mae, Inc.*	9,500	875,045
Fair Isaac Corp.	12,650	1,601,996
HubSpot, Inc.*	30,750	1,678,643
Manhattan Associates, Inc.*	38,000	2,205,900
Mobileye NV*	10,350	495,868
Splunk, Inc.*	41,000	2,564,140
Tyler Technologies, Inc.*	13,700	2,233,374
Ultimate Software Group, Inc.*	16,050	3,356,055
		18,818,128
ASSET MANAGEMENT & CUSTODY BANKS—3.4%
Affiliated Managers Group, Inc.*	20,950	3,075,041
WisdomTree Investments, Inc.	451,350	4,486,419
		7,561,460
BIOTECHNOLOGY—6.0%
ACADIA Pharmaceuticals, Inc.*	85,450	3,165,068
Alexion Pharmaceuticals, Inc.*	17,850	2,295,510
Halozyme Therapeutics, Inc.*	131,900	1,311,086
Incyte Corp.*	26,900	2,426,649
Neurocrine Biosciences, Inc.*	19,050	956,881
TESARO, Inc.*	25,500	2,377,620
Ultragenyx Pharmaceutical, Inc.*	17,750	1,123,220
		13,656,034
BUILDING PRODUCTS—4.6%
Allegion PLC.	55,400	4,010,406
Fortune Brands Home & Security, Inc.	37,100	2,347,317
Masonite International Corp.*	58,400	4,078,072
		10,435,795
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.5%
Wabtec Corp.	48,250	3,305,125
CONSUMER FINANCE—2.2%
LendingClub Corp.*	1,072,450	4,954,719
DATA PROCESSING & OUTSOURCED SERVICES—1.4%
Broadridge Financial Solutions	23,700	1,604,016
Euronet Worldwide, Inc.*	19,050	1,452,753
		3,056,769
ELECTRONIC COMPONENTS—1.0%
Dolby Laboratories Inc., Cl. A	45,250	2,276,528
ELECTRONIC EQUIPMENT MANUFACTURERS—1.5%
FLIR Systems, Inc.	106,550	3,471,399

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC MANUFACTURING SERVICES—1.4%
Trimble Navigation Ltd.*	118,730	$3,139,221
FOOD DISTRIBUTORS—0.7%
Performance Food Group Co.*	58,800	1,613,472
HEALTH CARE EQUIPMENT—8.1%
Abaxis, Inc.	47,750	2,361,715
ABIOMED, Inc.*	29,350	3,462,419
Cantel Medical Corp.	61,150	4,093,993
DexCom, Inc.*	43,300	3,993,559
Insulet Corp.*	33,200	1,174,948
STERIS PLC.	28,200	2,000,790
Tactile Systems Technology, Inc.*	98,000	1,103,480
		18,190,904
HEALTH CARE FACILITIES—2.6%
Acadia Healthcare Co., Inc.*	20,550	1,161,075
Amsurg Corp.*	50,900	3,818,009
VCA Antech, Inc.*	12,900	920,286
		5,899,370
HEALTH CARE SERVICES—0.7%
Diplomat Pharmacy, Inc.*	43,650	1,568,345
HEALTH CARE SUPPLIES—2.4%
DENTSPLY SIRONA, Inc.	26,800	1,716,272
Neogen Corp.*	68,650	3,786,048
		5,502,320
HEALTH CARE TECHNOLOGY—3.2%
Medidata Solutions, Inc.*	70,150	3,728,472
Veeva Systems, Inc., Cl. A*	62,500	2,374,375
Vocera Communications, Inc.*	68,215	1,008,900
		7,111,747
HOME ENTERTAINMENT SOFTWARE—2.7%
Activision Blizzard, Inc.	68,150	2,736,904
Take-Two Interactive Software, Inc.*	83,000	3,334,940
		6,071,844
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.9%
On Assignment, Inc.*	115,100	4,252,945
WageWorks, Inc.*	37,700	2,330,237
		6,583,182
INDUSTRIAL MACHINERY—0.4%
Colfax Corp.*	28,000	822,080
INTERNET SOFTWARE & SERVICES—5.1%
Criteo SA#*	25,900	1,144,521
GrubHub, Inc.*	140,650	5,333,448
Match Group, Inc.*	268,300	4,225,725
Palantir Technologies, Inc., Cl. A*,@	81,310	894,410
		11,598,104
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	47,302	969,691
LIFE SCIENCES TOOLS & SERVICES—2.7%
Bio-Techne Corp.	39,350	4,423,727

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Luminex Corp.*	76,150	$1,631,894
Patheon NV*	1,900	49,134
		6,104,755
MANAGED HEALTH CARE—1.7%
Centene Corp.*	55,750	3,933,163
MOVIES & ENTERTAINMENT—1.4%
Lions Gate Entertainment Corp.	161,550	3,229,384
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Whiting Petroleum Corp.*	128,100	944,097
PACKAGED FOODS & MEATS—1.0%
Amplify Snack Brands, Inc.*	72,150	1,028,859
TreeHouse Foods, Inc.*	11,350	1,171,206
		2,200,065
PAPER PACKAGING—0.2%
Sealed Air Corp.	11,650	549,647
PHARMACEUTICALS—1.5%
Pacira Pharmaceuticals, Inc.*	6,000	217,500
The Medicines Co.*	78,900	3,085,779
		3,303,279
RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	6,750	1,403,325
RESTAURANTS—4.7%
Shake Shack, Inc., Cl. A*	175,650	7,027,757
Wingstop, Inc.	133,900	3,481,400
		10,509,157
SEMICONDUCTORS—4.1%
Microsemi Corp.*	114,750	4,475,250
Monolithic Power Systems, Inc.	33,150	2,410,668
Skyworks Solutions, Inc.	34,900	2,304,098
		9,190,016
SPECIALIZED CONSUMER SERVICES—1.4%
ServiceMaster Global Holdings, Inc.*	83,800	3,170,154
SPECIALIZED FINANCE—3.7%
IntercontinentalExchange Group, Inc.	4,300	1,136,060
MarketAxess Holdings, Inc.	44,400	7,177,704
		8,313,764
SPECIALTY CHEMICALS—0.4%
Balchem Corp.	14,600	932,502
SYSTEMS SOFTWARE—4.4%
Proofpoint, Inc.*	52,450	3,979,381
ServiceNow, Inc.*	39,850	2,985,562
TubeMogul, Inc.*	259,746	2,911,753
		9,876,696
TRADING COMPANIES & DISTRIBUTORS—1.3%
HD Supply Holdings, Inc.*	79,300	2,869,867

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TRUCKING—1.1%
Old Dominion Freight Line, Inc.*	35,050	$2,441,583
TOTAL COMMON STOCKS
(Cost $187,939,783)		212,274,316
PREFERRED STOCKS—3.0%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	231,474	1,046,263
INTERNET SOFTWARE & SERVICES—1.8%
Palantir Technologies, Inc., Cl. B*,@	331,607	3,647,677
Palantir Technologies, Inc., Cl. D*,@	43,203	475,233
		4,122,910
PHARMACEUTICALS—0.7%
Intarcia Therapeutics, Inc.*,@	49,317	1,629,927
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		6,799,100
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	37,550	–
(Cost $1)		–
REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
SPECIALIZED—2.8%
Crown Castle International Corp.	11,700	1,135,251
CyrusOne, Inc.	23,850	1,307,457
Lamar Advertising Co., Cl. A	57,250	3,884,985
		6,327,693
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,353,238)		6,327,693
Total Investments
(Cost $198,407,039)(b)	99.8%	225,401,109
Other Assets in Excess of Liabilities	0.2%	552,814
NET ASSETS	100.0%	$225,953,923

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$203,292,010, amounted to $22,109,099 which consisted of aggregate gross unrealized appreciation of $30,142,000 and aggregate gross unrealized depreciation of $8,032,901.

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Intarcia Therapeutics, Inc.	03/27/14	$1,597,378	0.14%	$1,629,927	0.72%
Palantir Technologies, Inc., Cl. A	10/07/14	529,084	0.05%	894,410	0.39%
Palantir Technologies, Inc., Cl. B	10/07/14	2,189,744	0.22%	3,647,677	1.62%
Palantir Technologies, Inc., Cl. D	10/14/14	285,262	0.03%	475,233	0.21%
Prosetta Biosciences, Inc.	02/06/15	1,041,633	0.10%	1,046,263	0.46%
Total				$7,693,510	3.40%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—92.8%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
Hexcel Corp.	21,200	$915,204
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
G-III Apparel Group Ltd.*	14,900	596,447
APPAREL RETAIL—2.4%
American Eagle Outfitters, Inc.	75,500	1,352,960
Burlington Stores, Inc.*	22,600	1,729,126
		3,082,086
APPLICATION SOFTWARE—12.9%
American Software, Inc., Cl. A	176,151	1,942,946
ANSYS, Inc.*	6,900	616,584
Blackbaud, Inc.	36,300	2,426,655
Ellie Mae, Inc.*	10,000	921,100
Fair Isaac Corp.	7,500	949,800
Guidewire Software, Inc.*	17,900	1,100,313
HubSpot, Inc.*	22,100	1,206,439
Manhattan Associates, Inc.*	42,400	2,461,320
Paycom Software, Inc.*	29,800	1,406,858
Talend SA#*	6,800	173,400
Tyler Technologies, Inc.*	22,100	3,602,742
		16,808,157
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
WisdomTree Investments, Inc.	224,098	2,227,534
AUTO PARTS & EQUIPMENT—0.8%
Tenneco, Inc.*	17,500	989,100
AUTOMOTIVE RETAIL—0.9%
Lithia Motors, Inc., Cl. A	13,400	1,156,286
BIOTECHNOLOGY—3.4%
ACADIA Pharmaceuticals, Inc.*	49,300	1,826,072
Halozyme Therapeutics, Inc.*	34,600	343,924
Heron Therapeutics, Inc.*	17,900	297,498
Portola Pharmaceuticals, Inc.*	13,400	347,864
TESARO, Inc.*	13,300	1,240,092
Ultragenyx Pharmaceutical, Inc.*	6,700	423,976
		4,479,426
BUILDING PRODUCTS—1.7%
Masonite International Corp.*	32,500	2,269,475
COMMUNICATIONS EQUIPMENT—1.2%
NetScout Systems, Inc.*	54,300	1,519,314
CONSUMER FINANCE—1.4%
LendingClub Corp.*	402,400	1,859,088
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Euronet Worldwide, Inc.*	22,100	1,685,346
MAXIMUS, Inc.	18,400	1,084,128
		2,769,474
ELECTRONIC COMPONENTS—2.0%
Dolby Laboratories Inc., Cl. A	18,500	930,735
DTS, Inc.*	60,700	1,686,853
		2,617,588

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT MANUFACTURERS—3.0%
Cognex Corp.	59,100	$2,669,547
FLIR Systems, Inc.	39,800	1,296,684
		3,966,231
FOOD DISTRIBUTORS—1.0%
Performance Food Group Co.*	48,600	1,333,584
HEALTH CARE EQUIPMENT—7.3%
Abaxis, Inc.	42,600	2,106,996
ABIOMED, Inc.*	19,200	2,265,024
Cantel Medical Corp.	39,000	2,611,050
Inogen, Inc.*	18,700	1,004,938
STERIS PLC.	13,100	929,445
Tactile Systems Technology, Inc.*	56,600	637,316
		9,554,769
HEALTH CARE FACILITIES—3.1%
Amsurg Corp.*	17,600	1,320,176
Surgery Partners, Inc.*	38,800	703,444
VCA Antech, Inc.*	29,000	2,068,860
		4,092,480
HEALTH CARE SUPPLIES—5.1%
Meridian Bioscience, Inc.	39,200	758,912
Neogen Corp.*	63,800	3,518,570
Quidel Corp.*	102,700	2,341,560
		6,619,042
HEALTH CARE TECHNOLOGY—4.4%
Medidata Solutions, Inc.*	47,900	2,545,885
Veeva Systems, Inc., Cl. A*	49,800	1,891,902
Vocera Communications, Inc.*	92,300	1,365,117
		5,802,904
HOME ENTERTAINMENT SOFTWARE—1.3%
Take-Two Interactive Software, Inc.*	42,600	1,711,668
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.8%
On Assignment, Inc.*	37,900	1,400,405
WageWorks, Inc.*	36,400	2,249,884
		3,650,289
INDUSTRIAL MACHINERY—2.7%
Proto Labs, Inc.*	31,900	1,755,776
Sun Hydraulics Corp.	57,500	1,736,500
		3,492,276
INTERNET SOFTWARE & SERVICES—5.7%
comScore, Inc.*	5,000	129,750
Cvent, Inc.*	19,500	636,090
GrubHub, Inc.*	66,800	2,533,056
NIC, Inc.	55,700	1,298,924
SPS Commerce, Inc.*	16,900	1,070,108
Stamps.com, Inc.*	23,100	1,751,095
		7,419,023
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	36,600	750,300

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—4.3%
Bio-Techne Corp.	28,500	$3,203,970
Luminex Corp.*	84,300	1,806,549
Patheon NV*	1,100	28,446
PRA Health Sciences, Inc.*	13,000	602,940
		5,641,905
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	15,900	903,279
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.	44,400	887,556
OIL & GAS EQUIPMENT & SERVICES—0.5%
RPC, Inc.*	45,100	653,499
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Parsley Energy, Inc., Cl. A*	20,100	573,051
QEP Resources, Inc.	43,700	795,340
		1,368,391
PACKAGED FOODS & MEATS—1.1%
TreeHouse Foods, Inc.*	13,300	1,372,427
PHARMACEUTICALS—1.2%
Pacira Pharmaceuticals, Inc.*	24,400	884,500
The Medicines Co.*	17,500	684,425
		1,568,925
REGIONAL BANKS—0.7%
Boston Private Financial Holdings, Inc.	78,600	952,632
RESTAURANTS—3.9%
Dave & Buster's Entertainment, Inc.*	20,700	921,150
Shake Shack, Inc., Cl. A*	69,400	2,776,694
Wingstop, Inc.	53,900	1,401,400
		5,099,244
SEMICONDUCTORS—3.1%
Cavium Networks, Inc.*	18,000	840,060
Microsemi Corp.*	41,297	1,610,583
Monolithic Power Systems, Inc.	21,100	1,534,392
		3,985,035
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	39,000	2,490,930
SPECIALTY STORES—1.0%
Five Below, Inc.*	25,455	1,298,460
SYSTEMS SOFTWARE—2.9%
Proofpoint, Inc.*	30,100	2,283,687
TubeMogul, Inc.*	135,649	1,520,625
		3,804,312
TRADING COMPANIES & DISTRIBUTORS—1.0%
SiteOne Landscape Supply, Inc.*	8,100	314,604
Watsco, Inc.	6,900	993,876
		1,308,480
TOTAL COMMON STOCKS
(Cost $106,273,871)		121,016,820

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

PREFERRED STOCKS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc.*,@,(a)	50,688	$229,109
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	195,673
		424,782
TOTAL PREFERRED STOCKS
(Cost $675,194)		424,782
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	9,700	–
Neuralstem, Inc., 1/8/2019*,@	77,950	–
		–
TOTAL RIGHTS
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—3.4%	SHARES	VALUE
SPECIALIZED—3.4%
CyrusOne, Inc.	44,500	2,439,490
Sovran Self Storage, Inc.	20,000	2,047,400
		4,486,890
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,140,908)		4,486,890
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	290,078	330,167
(Cost $290,078)		330,167
Total Investments
(Cost $110,380,051)(b)	96.8%	126,258,659
Other Assets in Excess of Liabilities	3.2%	4,186,986
NET ASSETS	100.0%	$130,445,645

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$112,230,488, amounted to $14,028,171 which consisted of aggregate gross unrealized appreciation of $20,394,690 and aggregate gross unrealized depreciation of $6,366,519.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
JS Kred SPV I, LLC.	6/26/15	$290,078	0.15%	$330,167	0.25%
Prosetta Biosciences, Inc.	02/06/15	228,096	0.10%	229,109	0.18%
Tolero Pharmaceuticals, Inc.	10/31/14	447,098	0.19%	195,673	0.15%
Total				$754,949	0.58%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
APPLICATION SOFTWARE—19.1%
American Software, Inc., Cl. A	222,545	$2,454,671
ANSYS, Inc.*	19,700	1,760,392
Blackbaud, Inc.	82,255	5,498,747
Ellie Mae, Inc.*	19,645	1,809,501
Fair Isaac Corp.	8,590	1,087,838
Guidewire Software, Inc.*	22,705	1,395,676
HubSpot, Inc.*	47,960	2,618,137
Manhattan Associates, Inc.*	88,585	5,142,359
Paycom Software, Inc.*	24,725	1,167,267
Tyler Technologies, Inc.*	34,443	5,614,898
		28,549,486
BIOTECHNOLOGY—2.6%
Incyte Corp.*	42,830	3,863,694
COMMUNICATIONS EQUIPMENT—2.3%
NetScout Systems, Inc.*	123,250	3,448,535
ELECTRONIC COMPONENTS—3.0%
Dolby Laboratories Inc., Cl. A	43,890	2,208,106
DTS, Inc.*	79,757	2,216,447
		4,424,553
ELECTRONIC EQUIPMENT MANUFACTURERS—3.7%
Cognex Corp.	122,980	5,555,007
HEALTH CARE EQUIPMENT—15.0%
Abaxis, Inc.	53,737	2,657,832
ABIOMED, Inc.*	24,465	2,886,136
Cantel Medical Corp.	112,185	7,510,786
DexCom, Inc.*	42,945	3,960,817
Inogen, Inc.*	58,095	3,122,025
Insulet Corp.*	45,255	1,601,575
Tactile Systems Technology, Inc.*	64,700	728,522
		22,467,693
HEALTH CARE FACILITIES—1.9%
VCA Antech, Inc.*	40,035	2,856,097
HEALTH CARE SUPPLIES—8.2%
Endologix, Inc.*	154,421	2,178,880
Meridian Bioscience, Inc.	134,485	2,603,630
Neogen Corp.*	84,094	4,637,784
Quidel Corp.*	127,590	2,909,052
		12,329,346
HEALTH CARE TECHNOLOGY—8.4%
Medidata Solutions, Inc.*	103,891	5,521,807
Veeva Systems, Inc., Cl. A*	119,240	4,529,928
Vocera Communications, Inc.*	165,179	2,442,997
		12,494,732
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.7%
WageWorks, Inc.*	65,379	4,041,076
INDUSTRIAL MACHINERY—3.2%
Proto Labs, Inc.*	51,865	2,854,650

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—(CONT.)
Sun Hydraulics Corp.	64,110	$1,936,122
		4,790,772
INTERNET SOFTWARE & SERVICES—5.1%
Cvent, Inc.*	44,375	1,447,513
NIC, Inc.	82,520	1,924,366
SPS Commerce, Inc.*	23,470	1,486,120
Stamps.com, Inc.*	36,696	2,781,740
		7,639,739
LIFE SCIENCES TOOLS & SERVICES—4.4%
Bio-Techne Corp.	42,075	4,730,071
Luminex Corp.*	83,751	1,794,784
		6,524,855
PHARMACEUTICALS—1.3%
Heska Corp.*	44,249	1,882,795
RESTAURANTS—2.5%
Shake Shack, Inc., Cl. A*	63,200	2,528,632
Wingstop, Inc.	48,953	1,272,778
		3,801,410
SEMICONDUCTORS—1.5%
Monolithic Power Systems, Inc.	29,930	2,176,510
SPECIALIZED FINANCE—1.0%
MarketAxess Holdings, Inc.	9,435	1,525,262
SPECIALTY CHEMICALS—3.4%
Balchem Corp.	80,238	5,124,801
SYSTEMS SOFTWARE—4.8%
Proofpoint, Inc.*	55,936	4,243,864
TubeMogul, Inc.*	265,614	2,977,533
		7,221,397
TOTAL COMMON STOCKS
(Cost $124,673,764)		140,717,760
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	13,328
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc.*,@	759	25,085
TOTAL PREFERRED STOCKS
(Cost $55,038)		38,413
Total Investments
(Cost $124,728,802)(b)	94.1%	140,756,173
Other Assets in Excess of Liabilities	5.9%	8,901,452
NET ASSETS	100.0%	$149,657,625

* Non-income producing security.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$125,463,437, amounted to $15,292,736 which consisted of aggregate gross unrealized appreciation of $16,723,236 and aggregate gross unrealized depreciation of $1,430,500.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Intarcia Therapeutics, Inc.	03/27/14	$24,584	0.14%	$25,085	0.01%
Tolero Pharmaceuticals, Inc.	10/31/14	30,454	0.20%	13,328	0.01%
Total				$38,413	0.02%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—94.8%	SHARES	VALUE
BIOTECHNOLOGY—29.6%
ACADIA Pharmaceuticals, Inc.*	59,600	$2,207,584
Alexion Pharmaceuticals, Inc.*	11,500	1,478,900
Amicus Therapeutics, Inc.*	110,150	740,208
ARIAD Pharmaceuticals, Inc.*	82,000	779,820
Bavarian Nordic A/S*	7,950	303,212
Bellicum Pharmaceuticals, Inc.*	50,000	794,000
Biogen, Inc.*	14,750	4,276,467
BioMarin Pharmaceutical, Inc.*	55,500	5,517,810
Bluebird Bio, Inc.*	13,500	771,930
Calithera Biosciences, Inc.*	10,000	31,700
Catabasis Pharmaceuticals, Inc.*	85,782	329,403
Celgene Corp.*	15,500	1,738,945
Celldex Therapeutics, Inc.*	53,200	245,784
Chimerix, Inc.*	36,150	144,238
Five Prime Therapeutics, Inc.*	14,400	729,936
Global Blood Therapeutics, Inc.*	17,000	303,960
Halozyme Therapeutics, Inc.*	123,000	1,222,620
Heron Therapeutics, Inc.*	16,000	265,920
Incyte Corp.*	42,500	3,833,925
Ironwood Pharmaceuticals, Inc.*	13,000	183,690
Lexicon Pharmaceuticals, Inc.*	8,000	130,560
Medivation, Inc.*	25,000	1,599,750
Novavax, Inc.*	70,000	512,400
Otonomy, Inc.*	23,150	332,434
Sarepta Therapeutics, Inc.*	70,000	1,769,600
Spark Therapeutics, Inc.*	14,000	811,160
TESARO, Inc.*	14,850	1,384,614
TG Therapeutics, Inc.*	70,000	413,700
Ultragenyx Pharmaceutical, Inc.*	5,000	316,400
United Therapeutics Corp.*	2,500	302,525
Vertex Pharmaceuticals, Inc.*	47,400	4,597,800
		38,070,995
HEALTH CARE EQUIPMENT—20.4%
ABIOMED, Inc.*	29,000	3,421,130
Baxter International, Inc.	25,000	1,200,500
Boston Scientific Corp.*	85,000	2,063,800
CR Bard, Inc.	5,000	1,118,650
DexCom, Inc.*	38,000	3,504,740
Edwards Lifesciences Corp.*	40,000	4,580,800
Hologic, Inc.*	4,000	153,960
IDEXX Laboratories, Inc.*	19,000	1,782,010
Inogen, Inc.*	4,000	214,960
Insulet Corp.*	12,000	424,680
Intuitive Surgical, Inc.*	950	660,972
Masimo Corp.*	11,500	609,155
Medtronic PLC.	22,000	1,927,860
Nevro Corp.*	13,000	1,075,100
Stryker Corp.	26,000	3,023,280

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Teleflex, Inc.	3,000	$540,930
		26,302,527
HEALTH CARE FACILITIES—9.6%
Acadia Healthcare Co., Inc.*	22,000	1,243,000
Amsurg Corp.*	27,000	2,025,270
HCA Holdings, Inc.*	40,000	3,085,200
Surgical Care Affiliates, Inc.*	16,500	858,165
Universal Health Services, Inc., Cl. B	17,800	2,305,634
VCA Antech, Inc.*	40,000	2,853,600
		12,370,869
HEALTH CARE SERVICES—0.8%
BioTelemetry, Inc.*	15,000	285,300
Diplomat Pharmacy, Inc.*	20,000	718,600
		1,003,900
HEALTH CARE SUPPLIES—1.5%
Endologix, Inc.*	31,000	437,410
The Spectranetics Corp.*	22,000	509,960
West Pharmaceutical Services, Inc.	12,000	963,360
		1,910,730
HEALTH CARE TECHNOLOGY—0.3%
Evolent Health, Inc.*	18,000	423,720
LIFE SCIENCES TOOLS & SERVICES—1.7%
Charles River Laboratories International, Inc.*	14,500	1,274,985
NanoString Technologies, Inc.*	37,000	502,830
Patheon NV*	13,000	336,180
		2,113,995
MANAGED HEALTH CARE—6.4%
Aetna, Inc.	12,000	1,382,520
Centene Corp.*	12,000	846,600
Humana, Inc.	4,000	690,200
UnitedHealth Group, Inc.	36,900	5,284,080
		8,203,400
PHARMACEUTICALS—24.5%
Aerie Pharmaceuticals, Inc.*	35,000	607,250
Akorn, Inc.*	42,000	1,437,660
Alcobra Ltd.*	28,500	121,980
Allergan PLC.*	11,567	2,925,873
AstraZeneca PLC#	5,000	170,700
Bristol-Myers Squibb Co.	106,350	7,956,043
Cempra, Inc.*	41,150	739,466
Dermira, Inc.*	38,000	1,275,280
Eli Lilly & Co.	65,000	5,387,850
Emmaus Life Sciences, Inc.*,@	479,063	143,719
GlaxoSmithKline PLC.#	42,000	1,892,940
GW Pharmaceuticals PLC.#*	2,250	212,220
Intra-Cellular Therapies, Inc.*	5,200	212,160
Nektar Therapeutics*	40,000	691,600
Novo Nordisk A/S#	17,850	1,016,914

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Pacira Pharmaceuticals, Inc.*	13,000	$471,250
Redhill Biopharma Ltd.#*	22,500	295,425
Shire PLC.#	25,600	4,969,472
Supernus Pharmaceuticals, Inc.*	28,500	633,270
Theravance Biopharma, Inc.*	16,000	408,160
		31,569,232
TOTAL COMMON STOCKS
(Cost $113,935,966)		121,969,368
PREFERRED STOCKS—5.0%	SHARES	VALUE
BIOTECHNOLOGY—4.8%
Prosetta Biosciences, Inc.*,@,(a)	897,366	4,056,095
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	2,162,882
		6,218,977
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	8,965	296,293
TOTAL PREFERRED STOCKS
(Cost $9,270,545)		6,515,270
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,800	–
Neuralstem, Inc., 1/8/2019*,@	344,125	–
		–
PHARMACEUTICALS—–%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	–
TOTAL RIGHTS
(Cost $1)		–
Total Investments
(Cost $123,206,512)(b)	99.8%	128,484,638
Other Assets in Excess of Liabilities	0.2%	224,458
NET ASSETS	100.0%	$128,709,096

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$124,083,485, amounted to $4,401,153 which consisted of aggregate gross unrealized appreciation of $17,626,863 and aggregate gross unrealized depreciation of $13,225,710.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Emmaus Life Sciences, Inc.	9/9/2013	$800,000	0.42%	$84,745	0.06%
Emmaus Life Sciences, Inc.	6/6/2014	556,721	0.28%	58,974	0.05%
Emmaus Life Sciences, Inc.,	9/9/2013	0.00	0.00%	0.00	0.00%
Rights
Intarcia Therapeutics, Inc.	3/27/2014	290,376	0.15%	296,293	0.23%
Prosetta Biosciences, Inc.	2/6/2015	4,038,147	2.00%	4,056,095	3.15%
Tolero Pharmaceuticals, Inc.	8/1/2014	3,914,286	2.01%	1,708,677	1.33%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,027,736	0.49%	454,205	0.35%
Total				$6,658,989	5.17%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—92.8%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	5,064	$1,620
AEROSPACE & DEFENSE—4.8%
General Dynamics Corp.	7,200	1,057,608
Honeywell International, Inc.	18,000	2,093,940
The Boeing Co.	12,020	1,606,593
		4,758,141
AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc., Cl. B	7,300	789,130
AIRPORT SERVICES—0.8%
Macquarie Infrastructure Corp.	9,780	749,637
APPAREL RETAIL—1.0%
L Brands, Inc.	6,300	465,570
VF Corp.	7,700	480,711
		946,281
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
BlackRock, Inc.	4,100	1,501,625
AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC.	15,500	1,051,210
BIOTECHNOLOGY—1.5%
Amgen, Inc.	4,100	705,323
Gilead Sciences, Inc.	9,700	770,859
		1,476,182
BREWERS—1.0%
Molson Coors Brewing Co., Cl. B	9,800	1,001,168
CABLE & SATELLITE—1.9%
Comcast Corporation, Cl. A	28,100	1,889,725
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	9,500	481,175
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	41,100	1,254,783
CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	11,100	603,063
CONSUMER FINANCE—0.7%
Discover Financial Services	11,800	670,712
DIVERSIFIED BANKS—4.7%
JPMorgan Chase & Co.	41,461	2,652,260
Wells Fargo & Co.	40,900	1,961,973
		4,614,233
DIVERSIFIED CHEMICALS—0.9%
The Dow Chemical Co.	16,500	885,555
DRUG RETAIL—1.9%
CVS Caremark Corp.	15,600	1,446,432
Walgreens Boots Alliance, Inc.	6,100	483,425
		1,929,857
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp., PLC.	8,200	519,962
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	2,700	288,279

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FERTILIZERS & AGRICULTURAL CHEMICALS—(CONT.)
Potash Corporation of Saskatchewan, Inc.	13,800	$215,280
		503,559
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	5,100	897,600
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	16,700	2,308,608
HOTELS RESORTS & CRUISE LINES—0.6%
Royal Caribbean Cruises Ltd.	8,400	608,496
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	18,225	1,559,878
HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	11,700	853,749
INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	68,347	2,128,326
INTEGRATED OIL & GAS—3.9%
Exxon Mobil Corp.	32,100	2,855,295
TOTAL SA#	21,900	1,053,390
		3,908,685
INTEGRATED TELECOMMUNICATION SERVICES—3.8%
AT&T, Inc.	30,300	1,311,687
Verizon Communications, Inc.	43,829	2,428,565
		3,740,252
INTERNET SOFTWARE & SERVICES—4.5%
Alphabet, Inc., Cl. A*	2,005	1,586,637
Alphabet, Inc., Cl. C*	2,010	1,545,268
Facebook, Inc., Cl. A*	10,900	1,350,946
		4,482,851
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	51,500	1,479,595
TD Ameritrade Holding Corp.	18,100	549,516
		2,029,111
LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	12,700	716,153
LEISURE PRODUCTS—1.3%
Coach, Inc.	15,700	676,827
Mattel, Inc.	17,300	577,474
		1,254,301
MANAGED HEALTH CARE—2.5%
Aetna, Inc.	11,000	1,267,310
UnitedHealth Group, Inc.	8,500	1,217,200
		2,484,510
MOVIES & ENTERTAINMENT—0.8%
Time Warner, Inc.	10,000	766,500
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	16,900	673,465
MULTI-UTILITIES—0.7%
Sempra Energy	6,500	727,220

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	19,500	$851,370
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	21,000	857,220
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	65,900	954,891
PACKAGED FOODS & MEATS—0.9%
The Kraft Heinz Co.	10,900	941,651
PHARMACEUTICALS—10.1%
Bristol-Myers Squibb Co.	27,900	2,087,199
Eli Lilly & Co.	20,500	1,699,245
GlaxoSmithKline PLC.#	17,100	770,697
Johnson & Johnson	20,000	2,504,600
Pfizer, Inc.	59,099	2,180,162
Roche Holding AG#	23,800	763,742
		10,005,645
RAILROADS—1.2%
CSX Corp.	42,100	1,192,693
RESTAURANTS—1.7%
Darden Restaurants, Inc.	8,100	498,636
McDonald's Corp.	9,800	1,152,970
		1,651,606
SECURITY & ALARM SERVICES—1.1%
Tyco International PLC.	25,000	1,139,250
SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	9,700	734,387
SEMICONDUCTORS—4.0%
Broadcom Ltd.	10,900	1,765,582
Intel Corp.	42,000	1,464,120
QUALCOMM, Inc.	12,100	757,218
		3,986,920
SOFT DRINKS—3.1%
PepsiCo, Inc.	19,800	2,156,616
The Coca-Cola Co.	20,700	903,141
		3,059,757
SPECIALIZED FINANCE—1.4%
CME Group, Inc.	13,350	1,364,904
SYSTEMS SOFTWARE—3.7%
Microsoft Corp.	65,400	3,706,872
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
Apple, Inc.	32,655	3,402,978
Western Digital Corp.	15,200	722,152
		4,125,130
TOBACCO—2.6%
Altria Group, Inc.	37,415	2,532,995
TOTAL COMMON STOCKS
(Cost $63,200,296)		91,872,614

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

CONVERTIBLE PREFERRED STOCKS—0.7%	SHARES	VALUE
PHARMACEUTICALS—0.7%
Allergan PLC., 5.50%, 3/1/2018	770	$690,182
(Cost $770,000)		690,182
PREFERRED STOCKS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	43,672	13,975
Choicestream, Inc., Cl. B*,@,(a)	89,234	28,555
		42,530
TOTAL PREFERRED STOCKS
(Cost $88,465)		42,530
MASTER LIMITED PARTNERSHIP—1.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	50,400	1,352,736
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.	16,300	454,281
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,685,765)		1,807,017
REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
HEALTH CARE—0.9%
Welltower, Inc.	11,100	880,563
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	644,022
SPECIALIZED—1.7%
Crown Castle International Corp.	8,400	815,052
Lamar Advertising Co., Cl. A	12,600	855,036
		1,670,088
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,584,853)		3,194,673
Total Investments
(Cost $68,329,379)(b)	98.5%	97,607,016
Other Assets in Excess of Liabilities	1.5%	1,439,323
NET ASSETS	100.0%	$99,046,339

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$68,071,258, amounted to $29,535,758 which consisted of aggregate gross unrealized appreciation of $30,845,584 and aggregate gross unrealized depreciation of $1,309,826.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$1,469	0.00%	$1,620	0.00%
Choicestream, Inc., Cl. A	12/17/13	34,924	0.03%	13,975	0.01%
Choicestream, Inc., Cl. B	07/10/14	53,541	0.05%	28,555	0.03%
Total				$44,150	0.04%

See Notes to Financial Statements

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and
Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”).
The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap
Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger
Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$440,044,059	$440,017,513	—	$26,546
Consumer Staples		184,056,901	184,056,901	—	—
Energy		45,530,161	45,530,161	—	—
Financials		23,034,682	23,034,682	—	—
Health Care		520,930,174	520,930,174	—	—
Industrials		220,886,110	220,886,110	—	—
Information Technology		942,884,461	941,198,359	—	1,686,102
Materials		24,924,839	24,924,839	—	—
Telecommunication Services		43,178,143	43,178,143	—	—
TOTAL COMMON STOCKS		$2,445,469,530	$2,443,756,882	—	$1,712,648
MASTER LIMITED PARTNERSHIP
Financials		17,307,828	17,307,828	—	—
PREFERRED STOCKS
Consumer Discretionary		756,892	—	—	756,892
Health Care		2,534,340	—	—	2,534,340
Information Technology		7,772,325	—	—	7,772,325
TOTAL PREFERRED STOCKS	$	11,063,557	—	—	$11,063,557
REAL ESTATE INVESTMENT TRUST
Financials		26,178,133	26,178,133	—	—
TOTAL INVESTMENTS IN
SECURITIES		$2,500,019,048	$2,487,242,843	—	$12,776,205

Alger International Growth Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$19,146,124	$2,434,738	$16,711,386	—
Consumer Staples		25,502,570	5,547,246	19,955,324	—
Energy		15,772,468	5,153,299	10,619,169	—
Financials		31,478,290	5,822,436	25,655,854	—
Health Care		28,122,982	9,265,000	18,857,982	—
Industrials		15,333,052	—	15,333,052	—
Information Technology		29,307,568	14,845,413	14,462,155	—
Materials		7,802,999	1,134,736	6,668,263	—
Telecommunication Services		8,321,304	—	8,321,304	—
Utilities		10,111,513	3,281,221	6,830,292	—
TOTAL COMMON STOCKS	$	190,898,870	$47,484,089	$143,414,781	—
TOTAL INVESTMENTS IN
SECURITIES	$	190,898,870	$47,484,089	$143,414,781	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$36,297,328	$36,297,328	—	—
Consumer Staples	9,536,640	9,536,640	—	—
Energy	1,817,718	1,817,718	—	—
Financials	7,694,967	7,694,967	—	—
Health Care	24,120,658	24,120,658	—	—
Industrials	22,193,915	22,193,915	—	—
Information Technology	36,374,028	36,193,892	—	180,136
Materials	8,327,852	8,327,852	—	—
Telecommunication Services	1,556,500	1,556,500	—	—
TOTAL COMMON STOCKS	$147,919,606	$147,739,470	—	$180,136
PREFERRED STOCKS
Health Care	1,646,037	—	—	1,646,037
Information Technology	830,368	—	—	830,368
TOTAL PREFERRED STOCKS	$2,476,405	—	—	$2,476,405
REAL ESTATE INVESTMENT TRUST
Financials	6,546,343	6,546,343	—	—
SPECIAL PURPOSE VEHICLE
Financials	358,483	—	—	358,483
TOTAL INVESTMENTS IN
SECURITIES	$157,300,837	$154,285,813	—	$3,015,024

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$23,644,697	$23,644,697	—	—
Consumer Staples	3,813,537	3,813,537	—	—
Energy	944,097	944,097	—	—
Financials	20,829,943	20,829,943	—	—
Health Care	65,269,917	65,269,917	—	—
Industrials	27,387,946	27,387,946	—	—
Information Technology	68,902,030	68,007,620	—	894,410
Materials	1,482,149	1,482,149	—	—
TOTAL COMMON STOCKS	$212,274,316	$211,379,906	—	$894,410
PREFERRED STOCKS
Health Care	2,676,190	—	—	2,676,190
Information Technology	4,122,910	—	—	4,122,910
TOTAL PREFERRED STOCKS	$6,799,100	—	—	$6,799,100
REAL ESTATE INVESTMENT TRUST
Financials	6,327,693	6,327,693	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$225,401,109	$217,707,599	—	$7,693,510

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$13,859,479	$13,859,479	—	—
Consumer Staples	2,706,011	2,706,011	—	—
Energy	2,021,890	2,021,890	—	—
Financials	5,039,254	5,039,254	—	—
Health Care	38,662,730	38,662,730	—	—
Industrials	11,635,724	11,635,724	—	—
Information Technology	44,600,802	44,600,802	—	—
Materials	2,490,930	2,490,930	—	—
TOTAL COMMON STOCKS	$121,016,820	$121,016,820	—	—
PREFERRED STOCKS
Health Care	424,782	—	—	424,782
REAL ESTATE INVESTMENT TRUST
Financials	4,486,890	4,486,890	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	330,167	—	—	330,167
TOTAL INVESTMENTS IN
SECURITIES	$126,258,659	$125,503,710	—	$754,949

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,801,410	$3,801,410	—	—
Financials	1,525,262	1,525,262	—	—
Health Care	62,419,212	62,419,212	—	—
Industrials	8,831,848	8,831,848	—	—
Information Technology	59,015,227	59,015,227	—	—
Materials	5,124,801	5,124,801	—	—
TOTAL COMMON STOCKS	$140,717,760	$140,717,760	—	—
PREFERRED STOCKS
Health Care	38,413	—	—	38,413
TOTAL INVESTMENTS IN
SECURITIES	$140,756,173	$140,717,760	—	$38,413

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$121,969,368	$121,522,437	$303,212	$143,719
PREFERRED STOCKS
Health Care	6,515,270	—	—	6,515,270
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$128,484,638	$121,522,437	$303,212	$6,658,989

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,278,738	$12,277,118	—	$1,620
Consumer Staples	11,879,055	11,879,055	—	—
Energy	5,617,275	5,617,275	—	—
Financials	11,808,941	11,808,941	—	—
Health Care	14,863,937	14,863,937	—	—
Industrials	11,277,139	11,277,139	—	—
Information Technology	18,290,943	18,290,943	—	—
Materials	1,389,114	1,389,114	—	—
Telecommunication Services	3,740,252	3,740,252	—	—
Utilities	727,220	727,220	—	—
TOTAL COMMON STOCKS	$91,872,614	$91,870,994	—	$1,620
CONVERTIBLE PREFERRED STOCKS
Health Care	690,182	690,182	—	—
MASTER LIMITED PARTNERSHIP
Energy	454,281	454,281	—	—
Financials	1,352,736	1,352,736	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$1,807,017	$1,807,017	—	—
PREFERRED STOCKS
Consumer Discretionary	42,530	—	—	42,530
REAL ESTATE INVESTMENT TRUST
Financials	3,194,673	3,194,673	—	—
TOTAL INVESTMENTS IN
SECURITIES	$97,607,016	$97,562,866	—	$44,150

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2015	$1,414,379
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	298,269
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	1,712,648
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$298,269

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2015	$10,241,974
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	821,583
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	11,063,557
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$821,583

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2015	$147,384
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	32,752
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	180,136
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$32,752

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$3,160,606
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(684,201)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	2,476,405
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(684,201)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2015	$314,956
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	43,527
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	358,483
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$43,527

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2015	$731,790
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	162,620
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	894,410
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$162,620

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$6,273,187
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	525,913
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	6,799,100
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$525,913

Alger SMid Cap Growth Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$675,194
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(250,412)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	424,782
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$424,782

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2015	$290,078
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	40,089
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	330,167
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$40,089

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2015	$59,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(20,639)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	38,413
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(20,639)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2015	$143,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	143,719
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$–

Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2015	$9,317,970
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(2,802,700)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	6,515,270
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(2,802,700)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2015	$2,127
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(507)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	1,620
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(507)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2015	$55,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(13,291)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	42,530
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(13,291)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	July 31, 2016	Methodology	Input	Input/ Range
Alger Capital Appreciation Fund
Common Stocks	$26,546	Income	Discount Rate	40%
		Approach
Common Stocks	1,686,102	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue
Preferred Stocks	756,892	Income	Discount Rate	40%
		Approach
Preferred Stocks	2,534,340	Discounted Cash	Discount Rate	20%
		Flow
Preferred Stocks	756,892	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue
Alger Mid Cap Growth Fund
Common Stocks	180,136	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue
Preferred Stocks	830,368	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	992,637	Discounted Cash	Discount Rate	28%
		Flow
Preferred Stocks	653,400	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Special Purpose Vehicle	358,483	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Health Sciences Fund
Common Stocks	143,719	Income	Discount Rate	30%
		Approach
Preferred Stocks	2,162,882	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	4,056,095	Discounted Cash	Discount Rate	20.0%
		Flow
Rights	-	Income Approach	Discount Rate	30%
Alger Growth & Income Fund

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Common Stocks	1,620	Income	Discount Rate	40%
		Approach
Preferred Stocks	42,530	Income	Discount Rate	40%
		Approach
Alger SMid Cap Growth Fund
Common Stocks	894,410	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	4,122,910	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	2,676,190	Discounted Cash	Discount Rate	20.0-28.0%
		Flow
Alger Small Cap Growth Fund
Preferred Stocks	195,673	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	229,110	Discounted Cash	Discount Rate	28.0%
		Flow
Special Purpose Vehicle	330,167	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Small Cap Focus Fund
Preferred Stocks	13,328	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	25,085	Discounted Cash	Discount Rate	20.0%
		Flow

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2016 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$52,115,226	$—	$52,115,226	—
Alger International Growth Fund	2,619,188	261	2,618,927	—
Alger Mid Cap Growth Fund	10,512,917	—	10,512,917	—
Alger SMid Cap Growth Fund	2,861,187	—	2,861,187	—
Alger Small Cap Growth Fund	4,991,534	—	4,991,534	—
Alger Small Cap Focus Fund	9,885,603	—	9,885,603	—
Alger Health Sciences Fund	(91,347)	—	(91,347)	—
Alger Growth & Income Fund	1,320,395	—	1,320,395	—
Total	$84,214,703	$261	$84,214,442	—

Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended July 31, 2016, there were no open derivative instruments.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2016. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2015	Additions	Reductions	2016	Income	2016
Alger Capital Appreciation Fund
Common Stocks
Choicestream Inc.*	82,955	—	—	82,955	—	$26,546
Preferred Stocks
Choicestream, Inc.	2,365,288	—	—	2,365,288	—	756,892
Class A & Class B*

Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	219,610	—	—	219,610	—	992,637
Inc.*
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	653,400

Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	231,474	—	—	231,474	—	1,046,262
Inc.*

Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	50,688	—	—	50,688	—	229,110
Inc.*
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	195,673

Alger Small Cap Focus Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	13,328

Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences,	897,366	—	—	897,366	—	4,056,094
Inc.*
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	2,162,882

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund
Common Stocks
Choicestream Inc.*	5,064	—	—	5,064	—	1,620
Preferred Stocks
Choicestream, Inc.	132,906	—	—	132,906	—	42,530
Class A & Class B*

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2016